Thacher Proffitt & Wood LLP Two World Financial Center New York, NY 10281 212.912.7400 Fax: 212.912.7751 www.tpw.com

May 5, 2006

Daniel H. Morris
Attorney-Adviser
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re: Impac Secured Assets Corp.
Amendment No. 1 to Registration Statement on Form S-3
Regulation AB Submission
Filed April 12, 2006
File No. 333-131328

Dear Mr. Morris:

We have received and reviewed your comment letter dated April 28, 2006 to our Amendment No. 1 to Registration Statement on form S-3 of April 12, 2006. This cover letter and the enclosed revised filing is intended to respond to the points raised in your letter in addition to providing you with the supplemental information requested by several comments. In some of our responses we proffer an explanation for our belief that a revision is not necessary and we would appreciate your additional consideration of these points in particular.

We have enclosed both clean and marked copies to show changes of the reviewed filing. References below to page numbers are to the unmarked version.

We appreciate the Commission’s continued review of our intended disclosure and look forward to working with you on such questions as may be presented in the course of developing a compliant filing for Impac Secured Assets Corp.

General

Comment:

(1)  We note from your response to comment 1. Please review your disclosure to specify the “other cashflow agreements” you refere to on page 59.

Response:

We have removed the language “other cash flow agreement”.

Comment:

(2)  We note your response to prior comment 5 and re-issue the prior comment.

Response:

We confirm that the depositor will file unqualified legality and tax opinions at the time of each takedown. We confirm that in the opinions filed at the time of each takedown, we will delete assumptions (ii), (iii) and (iv) of the second paragraph of the filing opinion, except for assumptions relating to execution, authentication, payment and delivery.

Comment:

(3)  When referring to transaction parties, please use the terminology set out in Regulation AB. Please revise to refer to the issuing entity, as opposed to the trust.

Response:

We have made this change.

Prospectus Supplement # 1

Credit Enhancement, page S-3

Comment:

(4)  We note your response to prior comment 12. Please make corresponding changes to prospectus supplements 2 and 3

Response:

We have made this change.

Transaction Structure, page S-11

Comment:

(5)  Please provide us with samples of your proposed diagrams.

Response:

We have added several diagrams to each prospectus to indicate the type of diagram that may be used to depict the flow of funds, payment priorities and allocations, including any subordination features, to assist investors in understanding the payment flow on all classes of issued securities. We anticipate that these diagrams would change based on the actual structure of a deal.

The Mortgage Pool, page S-23

Comment:

(6)  We note your response to prior comment 14. Please provide your delinquency and loss information in a tabular, rather than narrative, format. Refer to Items 1111(c) and 1100(b)(1) of Regulation AB.

Response:

We have made this change.

Base Prospectus

Distributions of Interest and Principal on the Securities, page 46

Comment:

(7)	While we note your response to prior comment 18, please confirm that in no event would payments of interest on the securities be based on a stock or commodities index.

Response:

We confirm that payments of interest on the securities will not be based on a stock or commodities index.

Pre-Funding Account, page 47

Comment:

(8)  We note the bracketed language you have provided in response to prior comment 19. Please expand such bracketed language to illustrate the form of disclosure you would provide in response to Item 1103(a)(5), if applicable.

Response:

We have added additional language to illustrate the form of disclosure that will be provided in response to Item 1103(a)(5), if applicable, to each form of prospectus supplement.

Derivatives, page 62

Comment:

(9)  We note your response to prior comment 11. Please delete all references to credit default swaps throughout the filing. Alternatively, you may provide us more information on how the proposed credit default swaps will protect against defaults and losses on mortgage loans or to a class of offered securities. For example, how will they operate? Will the issuing entity pay premiums to the counterparty? What happens when a credit event occurs? Please refer to the discussion at Section III.A.2 of SEC Release No. 33-8518 and footnote 68.

Response:

We have deleted all references to credit default swaps throughout the filing.

Purchase Obligations

Comment:

(10)  Please explain what is meant by the statement that “some types of trust assets and some classes of securities of any series . . . may be subject to a purchase obligation that would become applicable . . . on demand made by or on behalf of the applicable securityholders.” Specifically, please explain whether a holder would be able to exercise an option forcing the issuing entity, trustee, or party designated by the issuing entity to purchase the security or class of security. If so, please explain whether such right creates a “redeemable security” as defined in Section 2(a)(32) of the Investment Company Act of 1940. Please note that the Division of Investment Management considers a number of factors to be important in determining whether a security redeemable. See, e.g., Brown & Wood (pub. avail. Feb. 24, 1994).

Response:

We removed the underlined language from the first paragraph under the heading “Purchase Obligations” in the prospectus: “Some types of trust assets and some classes of securities of any series, as specified in the related prospectus supplement, may be subject to a purchase obligation that would become applicable on one or more specified dates, or upon the occurrence of one or more specified events, or on demand made by or on behalf of the applicable securityholders.” We will also add the following clarification after the first sentence of the first paragraph under the heading “Purchase Obligations” in the prospectus: “The issuing entity will not issue any redeemable securities as defined under Section 2(a)(32) of the Investment Company Act of 1940.”

Comment:

(11)  Please explain whether the trustee, issuing entity or a party designated by the issuing entity will have the power to exercise the put option. If so, please explain whether such purchase obligations are consistent with the requirements of Rule 3a-7 of the 1940 Act. Specifically, please explain whether the sale of the issuing entity’s assets pursuant to an agreement based on a conditional event is consistent with the requirement in Rule 3a-7(a)(3) that the assets disposed of by the issuing entity are not done for the primary purpose of recognizing gains or decreasing losses resulting from market value changes. Please also explain whether the sale of the issuing entity’s assets is consistent with the requirement in Rule 3a-7(a)(1) that the issuing entity issue fixed-income or other securities which entitle their holders to receive payments that depend primarily on the cash flow from eligible assets.

Response:

The put option is mandatory and none of the trustee, issuing entity, or a party designated by the issuing entity will have the power to exercise the put option. We have modified the language in the base prospectus at page 63 as follows: “A put option is a contractual obligation of an obligor to purchase either specified trust assets or classes of securities of any series on one or more specified dates, or upon the occurrence of one or more specified events.”

With respect to any take down involving a purchase obligation or put option as described in the base prospectus, the exemption to the Investment Company Act the issuing entity will rely upon is Section 3(C)(5)(C), not Rule 3a-7. Section 3(c)(5)(C) of the 1940 Act excepts from the definition of investment company any person who is not engaged in the business of issuing redeemable securities, face-amount certificates of the installment type of periodic payment plan certificates, and who is primarily engaged in purchasing or otherwise acquiring mortgages and other liens on and interests in real estate.

The SEC has taken the position that a company is not exempted under Section 3(c)(5)(C) unless at least 55% of its assets consist of ‘mortgages and other liens on and interests in real estate’ (‘55% test’), and the remaining 45% of its assets consist primarily of real estate-type interests (‘45% test’).” See for example, Greenwich Capital Acceptance, Inc., SEC No-Action Letter (Aug. 8, 1991), NAB Asset Corporation, SEC No-Action Letter (June 20, 1991). In general, the staff has taken the position that qualifying interests include, among other things, fee interests in real estate, mortgage loans and other interests secured by real estate, leasehold interests and notes fully secured by a mortgage solely on real estate. The Staff has also taken the position that securities representing an interest in a pool of mortgages (that is, mortgage backed securities) may be qualifying interests if the holder has the same economic experience as a person holding the underlying mortgages, such as agency “whole pool” GNMA, FNMA or FHLMC certificates. In the case of non-agency issuers, this has been interpreted to require that the holder has the right to foreclose on the underlying real estate.

In order to comply with the ‘45% test’, a company must invest at least 25% of its total assets in real estate-type interests (subject to reduction to the extent that it invests more than 55% of its total assets in assets meeting the 55% test) and may invest no more than 20% of its total assets in miscellaneous investments. See for example, Greenwich Capital Acceptance, Inc., SEC No-Action Letter (Aug. 8, 1991); NAB Asset Corporation, SEC No-Action Letter (June 20, 1991).

As stated in the offering documents, each series of securities will be backed by a trust fund consisting primarily of a segregated pool of mortgage loans, including: mortgage loans secured by first and junior liens on the related mortgage property; home equity revolving lines of credit; mortgage loans where the borrower has little or no equity in the related mortgaged property; mortgage loans secured by one-to-four family residential properties; mortgage loans secured by multifamily properties, commercial properties and mixed residential and commercial properties, manufactured housing conditional sales contracts and installment loan agreements or interests therein; and mortgage securities issued or guaranteed by Ginnie Mae, Fannie Mae, Freddie Mac or other government agencies or government-sponsored agencies or non-agency issued mortgage securities.

We confirm that each series will invest its assets in order to satisfy the 55% and 45% tests of Section 3(c)(5)(C) as described above, except as follows. All of the assets in the preceding paragraph will be eligible for the 55% test, with the exception of non-whole pool agency mortgage securities, and non-whole pool non-agency issued mortgage securities that do not have unilateral foreclosure control rights as to the underlying mortgage loans.

However, a transaction with a purchase obligation described above would not violate Rule 3a-7 since it would not be considered a redeemable security and would remain in compliance with the other requirements of Rule 3a-7. A purchase obligation is intended to guarantee the maturity of a class or classes of certificates. For instance, in a transaction where the mortgage pool includes adjustable-rate mortgage loans that are fixed for a certain number of years following origination, the issuing entity may require a mandatory call of certain classes of certificates (for at least par value of the certificates at the time) at the end of the fixed rate period (which is at least three years). The certificateholders do not have any rights with respect to the timing or the exercise of this feature, if included because the timing will be pre-determined and the exercise will be mandatory. Any transaction with a purchase obligation will contain additional detailed disclosure in the prospectus supplement outlining all material terms and conditions for investors.

Please contact Leigh Anne Kuiken at (212) 912-8307 or the undersigned at (212) 912-7472 with any other questions.

Sincerely, /s/ Richard D. Simonds
Richard D. Simonds